Intangible Assets, Net - Schedule of Movement of Intangible Assets (Details) - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2025	Sep. 30, 2024
Gross Carrying Amount [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year		$ 44,733,835	$ 6,918,572
Additions	[1]	17,338,784	37,540,792
Disposal
Foreign exchange translation		(1,473,929)	274,471
Balance at end of the year		60,598,690	44,733,835
Accumulated Amortization [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year		5,937,573	412,780
Additions	[1]	5,417,658	5,365,220
Disposal
Foreign exchange translation		(195,636)	159,573
Balance at end of the year		$ 11,159,595	$ 5,937,573

[1]	Additions are all acquired from third-party suppliers in the current period.